Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Detail) - 2011 Stock Plan - Stock Options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.90%	46.30%	47.30%
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	1.70%	1.90%	1.20%